[logo] PIONEER Investments(R)







                                                 February 4, 2009

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F. Street, N.E.
Washington, DC  20549

Re:  Pioneer Mid Cap Growth Fund (the "Fund")
     (File Nos. 002-79140 and 811-03564)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectuses relating to the offering of Pioneer Mid Cap Growth Fund Class A, B and C shares and Class Y shares do not differ from those contained in Post-Effective Amendment No. 40 to the Fund's registration statement on Form N-1A filed electronically with the Commission on January 28, 2009 (SEC Accession No. 0000706155-09-000002).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4519.

                                                 Very truly yours,

                                                 /s/Lauren Giudice
                                                 Lauren Giudice


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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